Other Provisions - Summary of Changes in Legal Provisions (Details) - Legal - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of other provisions [line items]
At the beginning of the period/year	€ 10,448	€ 1,504	€ 15,187	€ 8,242
Provisions made during the year	454	9,123	682	7,842
Provisions used during the year	(566)	(172)	(3,858)	(82)
Provisions reversed during the year	(2,094)	(7)	(1,875)	(815)
At the end of the period/year	€ 8,242	€ 10,448	€ 10,136	€ 15,187